                              PAINEWEBBER LIFE INSURANCE COMPANY
                  ADMINISTRATIVE OFFICE: 601 6TH AVE. DES MOINES, IOWA 50309

                                                               September 1, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     PaineWebber Life Variable Annuity Account
        File Number:  811-7536
        Rule 30b2-1 Filing

Commissioners:

        As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report of the underlying management investment company, Mitchell Hutchins Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

        Pursuant to Rule 30d-1 under the Act, on August 29, 2000, Mitchell Hutchins Series Trust filed its annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

                                                          Sincerely,

                                                          /s/ Gerianne J. Silva
                                                          Gerianne J. Silva

cc: Kimberly J. Smith